Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 98.9%
Consumer, Non-cyclical - 24.0%
Teleflex, Inc.	17,651	$6,644,542
UnitedHealth Group, Inc.	22,117	6,501,956
Zoetis, Inc.	48,320	6,395,152
Monster Beverage Corp.*	99,668	6,333,901
Medtronic plc	52,434	5,948,637
Merck & Company, Inc.	64,325	5,850,359
Jazz Pharmaceuticals plc*	36,361	5,427,970
Post Holdings, Inc.*	47,763	5,210,943
US Foods Holding Corp.*	122,625	5,136,761
Procter & Gamble Co.	40,278	5,030,722
Constellation Brands, Inc. — Class A	25,414	4,822,307
Vertex Pharmaceuticals, Inc.*	16,826	3,684,052
Intuitive Surgical, Inc.*	5,971	3,529,757
AbbVie, Inc.	37,184	3,292,271
Estee Lauder Companies, Inc. — Class A	15,728	3,248,461
Danaher Corp.	21,018	3,225,843
Eli Lilly & Co.	23,932	3,145,383
Amgen, Inc.	12,888	3,106,910
Global Payments, Inc.	16,713	3,051,125
Booz Allen Hamilton Holding Corp.	41,899	2,980,276
Thermo Fisher Scientific, Inc.	9,147	2,971,586
Becton Dickinson and Co.	10,879	2,958,761
Bristol-Myers Squibb Co.	45,478	2,919,233
Edwards Lifesciences Corp.*	12,508	2,917,991
PayPal Holdings, Inc.*	26,727	2,891,060
Stryker Corp.	13,598	2,854,764
MarketAxess Holdings, Inc.	7,503	2,844,462
Abbott Laboratories	32,658	2,836,674
Illumina, Inc.*	8,093	2,684,772
S&P Global, Inc.	9,587	2,617,730
Regeneron Pharmaceuticals, Inc.*	6,804	2,554,766
Verisk Analytics, Inc. — Class A	16,706	2,494,874
Tyson Foods, Inc. — Class A	26,689	2,429,767
FleetCor Technologies, Inc.*	8,419	2,422,315
Mondelez International, Inc. — Class A	43,444	2,392,896
Herbalife Nutrition Ltd.*	46,182	2,201,496
Bright Horizons Family Solutions, Inc.*	14,533	2,184,165
Total Consumer, Non-cyclical		137,744,640
Financial - 18.7%
JPMorgan Chase & Co.	54,318	7,571,929
Zions Bancorp North America	129,879	6,743,318
Fifth Third Bancorp	199,675	6,138,009
Alexandria Real Estate Equities, Inc. REIT	36,403	5,881,997
Progressive Corp.	80,910	5,857,075
Intercontinental Exchange, Inc.	62,312	5,766,976
American Financial Group, Inc.	46,517	5,100,589
First Republic Bank	31,435	3,692,041
Equity LifeStyle Properties, Inc. REIT	48,169	3,390,616
Bank of America Corp.	96,040	3,382,529
Aon plc	16,170	3,368,049
Citigroup, Inc.	41,443	3,310,881
Huntington Bancshares, Inc.	217,619	3,281,694
Mastercard, Inc. — Class A	10,828	3,233,132
Credit Acceptance Corp.*	7,304	3,230,778
U.S. Bancorp	54,264	3,217,313
Equinix, Inc. REIT	5,327	3,109,370
Visa, Inc. — Class A	16,366	3,075,171
Douglas Emmett, Inc. REIT	69,388	3,046,133
Prologis, Inc. REIT	33,827	3,015,339
KeyCorp	148,730	3,010,295
Arch Capital Group Ltd.*	69,215	2,968,632
Synchrony Financial	82,094	2,956,205
Mid-America Apartment Communities, Inc. REIT	22,071	2,910,282
CBRE Group, Inc. — Class A*	44,860	2,749,469
People's United Financial, Inc.	154,992	2,619,365
T. Rowe Price Group, Inc.	20,756	2,528,911
Ally Financial, Inc.	80,110	2,448,162
Total Financial		107,604,260
Consumer, Cyclical - 14.8%
Alaska Air Group, Inc.	96,288	6,523,512
LKQ Corp.*	180,141	6,431,034
TJX Companies, Inc.	95,061	5,804,425
CarMax, Inc.*	65,790	5,767,809
Williams-Sonoma, Inc.	76,031	5,583,717
Lennar Corp. — Class A	76,399	4,262,300
Darden Restaurants, Inc.	38,410	4,187,074
Delta Air Lines, Inc.	56,011	3,275,523
Lululemon Athletica, Inc.*	13,991	3,241,295
Allison Transmission Holdings, Inc.	64,230	3,103,594
Burlington Stores, Inc.*	13,594	3,099,840
Hilton Worldwide Holdings, Inc.	27,599	3,061,005
JetBlue Airways Corp.*	163,265	3,056,321
DR Horton, Inc.	54,646	2,882,577
Ross Stores, Inc.	24,035	2,798,155
Live Nation Entertainment, Inc.*	39,099	2,794,406
Walmart, Inc.	22,791	2,708,482
Starbucks Corp.	30,003	2,637,864
Dollar General Corp.	16,667	2,599,719
Copart, Inc.*	28,373	2,580,240
Aptiv plc	25,421	2,414,232
Home Depot, Inc.	10,996	2,401,306
Costco Wholesale Corp.	7,447	2,188,822
Tractor Supply Co.	21,321	1,992,234
Total Consumer, Cyclical		85,395,486
Communications - 11.2%
Walt Disney Co.	42,790	6,188,718
IAC/InterActiveCorp*	22,991	5,727,288
Charter Communications, Inc. — Class A*	10,861	5,268,454
Comcast Corp. — Class A	111,134	4,997,696
AT&T, Inc.	126,262	4,934,319
Alphabet, Inc. — Class C*	2,731	3,651,402
Facebook, Inc. — Class A*	16,645	3,416,386
CDW Corp.	23,341	3,334,029
FactSet Research Systems, Inc.	11,487	3,081,962
Discovery, Inc. — Class A*	87,386	2,861,018
VeriSign, Inc.*	14,007	2,698,869
Motorola Solutions, Inc.	16,107	2,595,482
GoDaddy, Inc. — Class A*	35,708	2,425,287
Cisco Systems, Inc.	50,565	2,425,097
Verizon Communications, Inc.	38,952	2,391,653

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 98.9% (continued)
Communications - 11.2% (continued)
Omnicom Group, Inc.	26,965	$2,184,704
Altice USA, Inc. — Class A*	79,271	2,167,269
ViacomCBS, Inc. — Class B	51,412	2,157,761
Cable One, Inc.	1,398	2,080,881
Total Communications		64,588,275
Technology - 11.2%
Microsoft Corp.	23,009	3,628,519
Fidelity National Information Services, Inc.	23,401	3,254,845
Tyler Technologies, Inc.*	10,581	3,174,512
Leidos Holdings, Inc.	31,868	3,119,558
Cadence Design Systems, Inc.*	44,787	3,106,426
salesforce.com, Inc.*	19,050	3,098,292
Qorvo, Inc.*	26,418	3,070,564
Skyworks Solutions, Inc.	25,325	3,061,286
MSCI, Inc. — Class A	11,751	3,033,873
Black Knight, Inc.*	44,915	2,896,119
Genpact Ltd.	66,081	2,786,636
CDK Global, Inc.	50,559	2,764,566
Dell Technologies, Inc. — Class C*	53,738	2,761,596
Intuit, Inc.	10,526	2,757,075
Teradyne, Inc.	40,230	2,743,284
Jack Henry & Associates, Inc.	17,377	2,531,308
Broadridge Financial Solutions, Inc.	20,239	2,500,326
Citrix Systems, Inc.	22,535	2,499,132
VMware, Inc. — Class A*	16,265	2,468,865
Activision Blizzard, Inc.	40,410	2,401,162
Oracle Corp.	42,668	2,260,551
Broadcom, Inc.	7,143	2,257,331
Analog Devices, Inc.	18,098	2,150,766
Total Technology		64,326,592
Industrial - 10.4%
Martin Marietta Materials, Inc.	21,933	6,133,344
Carlisle Companies, Inc.	36,468	5,901,981
Lockheed Martin Corp.	15,089	5,875,355
FLIR Systems, Inc.	98,017	5,103,745
Allegion plc	32,960	4,104,838
TransDigm Group, Inc.	6,285	3,519,600
Dover Corp.	29,481	3,397,980
Jabil, Inc.	79,656	3,292,183
HEICO Corp.	28,389	3,240,604
Keysight Technologies, Inc.*	30,076	3,086,700
L3Harris Technologies, Inc.	14,927	2,953,605
Sealed Air Corp.	72,588	2,891,180
Waste Management, Inc.	24,109	2,747,462
Fortune Brands Home & Security, Inc.	41,923	2,739,249
Northrop Grumman Corp.	7,412	2,549,506
Gentex Corp.	73,184	2,120,872
Total Industrial		59,658,204
Energy - 4.1%
ONEOK, Inc.	68,698	5,198,377
Baker Hughes Co.	111,179	2,849,518
ConocoPhillips	42,542	2,766,506
EOG Resources, Inc.	32,958	2,760,562
Kinder Morgan, Inc.	130,051	2,753,180
Chevron Corp.	21,863	2,634,710
Exxon Mobil Corp.	33,041	2,305,601
Cabot Oil & Gas Corp. — Class A	131,169	2,283,653
Total Energy		23,552,107
Utilities - 3.2%
AES Corp.	134,239	2,671,356
Aqua America, Inc.	55,072	2,585,080
Pinnacle West Capital Corp.	26,216	2,357,605
Xcel Energy, Inc.	35,603	2,260,434
NextEra Energy, Inc.	9,094	2,202,203
Edison International	28,353	2,138,100
NRG Energy, Inc.	53,060	2,109,135
National Fuel Gas Co.	44,903	2,089,786
Total Utilities		18,413,699
Basic Materials - 1.3%
Sherwin-Williams Co.	12,421	7,248,150
Total Common Stocks
(Cost $532,732,138)		568,531,413

EXCHANGE-TRADED FUNDS† - 0.9%
SPDR S&P 500 ETF Trust	9,118	2,934,720
Vanguard S&P 500 ETF	7,469	2,209,330
Total Exchange-Traded Funds
(Cost $5,071,833)		5,144,050
Total Investments - 99.8%
(Cost $537,803,971)		$573,675,463
Other Assets & Liabilities, net - 0.2%		1,242,404
Total Net Assets - 100.0%		$574,917,867

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

Directional Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$568,531,413	$—	$—	$568,531,413
Exchange-Traded Funds	5,144,050	—	—	5,144,050
Total Assets	$573,675,463	$—	$—	$573,675,463

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 98.0%
Financial - 24.5%
Park Hotels & Resorts, Inc. REIT	23,695	$612,990
Invesco Ltd.	31,855	572,753
Gaming and Leisure Properties, Inc. REIT	11,953	514,576
People's United Financial, Inc.	20,611	348,326
KeyCorp	17,015	344,384
Huntington Bancshares, Inc.	21,197	319,651
PNC Financial Services Group, Inc.	1,789	285,578
Citizens Financial Group, Inc.	7,007	284,554
MetLife, Inc.	5,544	282,578
Truist Financial Corp.	4,880	274,842
Fifth Third Bancorp	8,854	272,172
Principal Financial Group, Inc.	4,801	264,055
JPMorgan Chase & Co.	1,874	261,235
First Horizon National Corp.	14,633	242,322
Ameriprise Financial, Inc.	1,392	231,879
U.S. Bancorp	3,390	200,993
Synchrony Financial	5,475	197,155
First American Financial Corp.	3,191	186,099
Popular, Inc.	2,725	160,094
Visa, Inc. — Class A	192	36,077
Mastercard, Inc. — Class A	105	31,352
Total Financial		5,923,665
Consumer, Non-cyclical - 21.8%
Altria Group, Inc.	11,429	570,421
AbbVie, Inc.	6,302	557,979
Philip Morris International, Inc.	5,565	473,526
Bristol-Myers Squibb Co.	4,569	293,284
Kellogg Co.	3,649	252,365
General Mills, Inc.	4,407	236,039
Amgen, Inc.	953	229,740
Johnson & Johnson	1,503	219,243
Flowers Foods, Inc.	9,496	206,443
Kimberly-Clark Corp.	1,464	201,373
Colgate-Palmolive Co.	2,823	194,335
Merck & Company, Inc.	2,024	184,083
PepsiCo, Inc.	1,345	183,821
Eli Lilly & Co.	1,309	172,042
Procter & Gamble Co.	1,306	163,120
UnitedHealth Group, Inc.	514	151,105
Sysco Corp.	1,755	150,122
Quest Diagnostics, Inc.	1,306	139,468
Medtronic plc	1,194	135,459
Automatic Data Processing, Inc.	759	129,410
Allergan plc	643	122,922
Abbott Laboratories	1,164	101,105
HCA Healthcare, Inc.	654	96,668
Booz Allen Hamilton Holding Corp.	1,171	83,293
Thermo Fisher Scientific, Inc.	59	19,168
Total Consumer, Non-cyclical		5,266,534
Consumer, Cyclical - 13.1%
Kohl's Corp.	8,981	457,582
Wynn Resorts Ltd.	2,192	304,403
Cinemark Holdings, Inc.	8,699	294,461
Hanesbrands, Inc.	19,734	293,050
Autoliv, Inc.	3,144	265,385
Cummins, Inc.	1,415	253,228
Royal Caribbean Cruises Ltd.	1,786	238,449
Fastenal Co.	5,888	217,562
Target Corp.	1,467	188,084
Delta Air Lines, Inc.	3,087	180,528
Darden Restaurants, Inc.	1,495	162,970
Hasbro, Inc.	1,363	143,946
Walmart, Inc.	1,047	124,425
Casey's General Stores, Inc.	345	54,852
Total Consumer, Cyclical		3,178,925
Industrial - 10.2%
Westrock Co.	9,291	398,677
Emerson Electric Co.	3,403	259,513
Caterpillar, Inc.	1,748	258,145
Eaton Corporation plc	2,717	257,354
Packaging Corporation of America	1,959	219,388
United Parcel Service, Inc. — Class B	1,759	205,909
Hubbell, Inc.	1,283	189,653
Union Pacific Corp.	962	173,920
National Instruments Corp.	3,610	152,848
Johnson Controls International plc	3,620	147,370
Republic Services, Inc. — Class A	1,556	139,464
Agilent Technologies, Inc.	827	70,551
Total Industrial		2,472,792
Technology - 8.0%
NetApp, Inc.	4,852	302,037
Broadcom, Inc.	885	279,678
HP, Inc.	12,271	252,169
QUALCOMM, Inc.	2,739	241,662
Lam Research Corp.	596	174,270
KLA Corp.	856	152,514
Analog Devices, Inc.	1,254	149,025
Broadridge Financial Solutions, Inc.	877	108,344
Microsoft Corp.	647	102,032
Jack Henry & Associates, Inc.	498	72,544
Genpact Ltd.	1,284	54,147
Intuit, Inc.	169	44,266
Total Technology		1,932,688
Energy - 6.7%
Valero Energy Corp.	3,850	360,552
Kinder Morgan, Inc.	16,231	343,610
ONEOK, Inc.	4,352	329,316
Exxon Mobil Corp.	4,646	324,198
Chevron Corp.	2,213	266,689
Total Energy		1,624,365
Utilities - 6.6%
PPL Corp.	12,140	435,583
Dominion Energy, Inc.	3,957	327,719
AES Corp.	15,000	298,500
Southern Co.	4,558	290,344
Duke Energy Corp.	2,781	253,655
Total Utilities		1,605,801
Communications - 5.4%
AT&T, Inc.	9,837	384,430
Verizon Communications, Inc.	4,716	289,562
Omnicom Group, Inc.	3,032	245,653
Cisco Systems, Inc.	4,006	192,128

RBP® Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 98.0% (continued)
Communications - 5.4% (continued)
Corning, Inc.	6,446	$187,643
Total Communications		1,299,416
Basic Materials - 1.7%
LyondellBasell Industries N.V. — Class A	4,449	420,341
Total Common Stocks
(Cost $21,001,233)		23,724,527

EXCHANGE-TRADED FUNDS† - 1.2%
Vanguard Dividend Appreciation ETF	1,200	149,592
iShares Select Dividend ETF	1,332	140,739
Total Exchange-Traded Funds
(Cost $288,208)		290,331
Total Investments - 99.2%
(Cost $21,289,441)		$24,014,858
Other Assets & Liabilities, net - 0.8%		200,170
Total Net Assets - 100.0%		$24,215,028

†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$23,724,527	$—	$—	$23,724,527
Exchange-Traded Funds	290,331	—	—	290,331
Total Assets	$24,014,858	$—	$—	$24,014,858

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 98.0%
Consumer, Non-cyclical - 25.7%
Teleflex, Inc.	484	$182,197
UnitedHealth Group, Inc.	614	180,504
Monster Beverage Corp.*	2,825	179,528
Zoetis, Inc.	1,348	178,408
AbbVie, Inc.	1,992	176,372
Danaher Corp.	1,119	171,744
Medtronic plc	1,507	170,969
Eli Lilly & Co.	1,277	167,836
Becton Dickinson and Co.	601	163,454
Amgen, Inc.	677	163,204
Booz Allen Hamilton Holding Corp.	2,274	161,750
Merck & Company, Inc.	1,761	160,163
Stryker Corp.	752	157,875
Bristol-Myers Squibb Co.	2,400	154,056
MarketAxess Holdings, Inc.	400	151,644
Jazz Pharmaceuticals plc*	1,009	150,623
US Foods Holding Corp.*	3,476	145,610
Post Holdings, Inc.*	1,304	142,266
Constellation Brands, Inc. — Class A	749	142,123
Procter & Gamble Co.	1,129	141,012
S&P Global, Inc.	504	137,617
Tyson Foods, Inc. — Class A	1,462	133,101
Verisk Analytics, Inc. — Class A	890	132,913
FleetCor Technologies, Inc.*	453	130,337
Herbalife Nutrition Ltd.*	2,488	118,603
Bright Horizons Family Solutions, Inc.*	783	117,677
Total Consumer, Non-cyclical		4,011,586
Financial - 17.5%
JPMorgan Chase & Co.	1,472	205,197
First Republic Bank	1,691	198,608
Zions Bancorp North America	3,625	188,210
Equity LifeStyle Properties, Inc. REIT	2,610	183,718
Fifth Third Bancorp	5,661	174,019
Huntington Bancshares, Inc.	11,465	172,892
U.S. Bancorp	2,913	172,712
Equinix, Inc. REIT	294	171,608
Alexandria Real Estate Equities, Inc. REIT	1,032	166,751
Progressive Corp.	2,293	165,990
Arch Capital Group Ltd.*	3,829	164,226
Synchrony Financial	4,541	163,522
Intercontinental Exchange, Inc.	1,728	159,926
Mid-America Apartment Communities, Inc. REIT	1,183	155,990
People's United Financial, Inc.	8,574	144,900
American Financial Group, Inc.	1,269	139,146
Total Financial		2,727,415
Consumer, Cyclical - 13.5%
Alaska Air Group, Inc.	2,609	176,760
LKQ Corp.*	4,863	173,609
JetBlue Airways Corp.*	9,032	169,079
TJX Companies, Inc.	2,695	164,557
DR Horton, Inc.	3,023	159,463
CarMax, Inc.*	1,775	155,614
Williams-Sonoma, Inc.	2,084	153,049
Ross Stores, Inc.	1,309	152,394
Walmart, Inc.	1,260	149,738
Starbucks Corp.	1,659	145,859
Dollar General Corp.	891	138,978
Home Depot, Inc.	586	127,971
Darden Restaurants, Inc.	1,088	118,603
Lennar Corp. — Class A	2,054	114,593
Total Consumer, Cyclical		2,100,267
Communications - 11.5%
Walt Disney Co.	1,194	172,688
FactSet Research Systems, Inc.	635	170,370
Discovery, Inc. — Class A*	4,736	155,057
IAC/InterActiveCorp*	598	148,968
Charter Communications, Inc. — Class A*	295	143,099
Comcast Corp. — Class A	3,150	141,656
AT&T, Inc.	3,579	139,867
Motorola Solutions, Inc.	856	137,936
Verizon Communications, Inc.	2,071	127,160
ViacomCBS, Inc. — Class B	2,844	119,363
Altice USA, Inc. — Class A*	4,272	116,796
Omnicom Group, Inc.	1,425	115,453
Cable One, Inc.	75	111,635
Total Communications		1,800,048
Industrial - 11.3%
Allegion plc	1,775	221,059
Dover Corp.	1,581	182,226
Lockheed Martin Corp.	427	166,265
Martin Marietta Materials, Inc.	579	161,911
Carlisle Companies, Inc.	998	161,516
L3Harris Technologies, Inc.	807	159,681
Sealed Air Corp.	3,831	152,589
Waste Management, Inc.	1,333	151,909
FLIR Systems, Inc.	2,778	144,650
Northrop Grumman Corp.	409	140,684
Gentex Corp.	3,944	114,297
Total Industrial		1,756,787
Technology - 9.6%
Fidelity National Information Services, Inc.	1,248	173,584
Tyler Technologies, Inc.*	565	169,511
Leidos Holdings, Inc.	1,699	166,315
Black Knight, Inc.*	2,380	153,462
Genpact Ltd.	3,561	150,168
CDK Global, Inc.	2,695	147,363
Jack Henry & Associates, Inc.	961	139,989
Broadridge Financial Solutions, Inc.	1,077	133,053
Citrix Systems, Inc.	1,197	132,747
Oracle Corp.	2,360	125,033
Total Technology		1,491,225
Energy - 4.4%
Kinder Morgan, Inc.	7,154	151,450
ONEOK, Inc.	1,875	141,881
Chevron Corp.	1,166	140,515
Cabot Oil & Gas Corp. — Class A	7,069	123,071
Exxon Mobil Corp.	1,754	122,394
Total Energy		679,311
Utilities - 3.3%
Aqua America, Inc.	3,046	142,979
Pinnacle West Capital Corp.	1,406	126,442

RBP® Large-Cap Defensive Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 98.0% (continued)
Utilities - 3.3% (continued)
Xcel Energy, Inc.	1,969	$125,012
NextEra Energy, Inc.	490	118,658
Total Utilities		513,091
Basic Materials - 1.2%
Sherwin-Williams Co.	335	195,486
Total Common Stocks
(Cost $13,084,124)		15,275,216

EXCHANGE-TRADED FUNDS† - 1.2%
Vanguard S&P 500 ETF	328	97,022
SPDR S&P 500 ETF Trust	281	90,443
Total Exchange-Traded Funds
(Cost $181,661)		187,465
Total Investments - 99.2%
(Cost $13,265,785)		$15,462,681
Other Assets & Liabilities, net - 0.8%		116,983
Total Net Assets - 100.0%		$15,579,664

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,275,216	$—	$—	$15,275,216
Exchange-Traded Funds	187,465	—	—	187,465
Total Assets	$15,462,681	$—	$—	$15,462,681

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 98.7%
Consumer, Non-cyclical - 21.9%
Vertex Pharmaceuticals, Inc.*	875	$191,581
Intuitive Surgical, Inc.*	309	182,665
Teleflex, Inc.	466	175,421
UnitedHealth Group, Inc.	584	171,684
Estee Lauder Companies, Inc. — Class A	828	171,015
Zoetis, Inc.	1,277	169,011
Monster Beverage Corp.*	2,574	163,578
Thermo Fisher Scientific, Inc.	496	161,136
Global Payments, Inc.	878	160,288
Edwards Lifesciences Corp.*	678	158,171
Merck & Company, Inc.	1,701	154,706
Abbott Laboratories	1,771	153,829
Medtronic plc	1,340	152,023
PayPal Holdings, Inc.*	1,402	151,654
Illumina, Inc.*	433	143,644
Jazz Pharmaceuticals plc*	961	143,458
Post Holdings, Inc.*	1,263	137,793
Regeneron Pharmaceuticals, Inc.*	363	136,299
US Foods Holding Corp.*	3,243	135,849
Mondelez International, Inc. — Class A	2,356	129,769
Procter & Gamble Co.	1,031	128,772
Constellation Brands, Inc. — Class A	580	110,055
Total Consumer, Non-cyclical		3,382,401
Financial - 19.7%
JPMorgan Chase & Co.	1,377	191,954
Bank of America Corp.	4,983	175,501
Aon plc	839	174,755
Citigroup, Inc.	2,148	171,604
Zions Bancorp North America	3,283	170,454
Mastercard, Inc. — Class A	570	170,196
Credit Acceptance Corp.*	377	166,759
Douglas Emmett, Inc. REIT	3,764	165,239
Prologis, Inc. REIT	1,834	163,483
KeyCorp	8,068	163,296
Fifth Third Bancorp	5,280	162,307
Visa, Inc. — Class A	859	161,406
Alexandria Real Estate Equities, Inc. REIT	962	155,440
Progressive Corp.	2,139	154,842
CBRE Group, Inc. — Class A*	2,433	149,118
Intercontinental Exchange, Inc.	1,592	147,340
T. Rowe Price Group, Inc.	1,130	137,679
American Financial Group, Inc.	1,230	134,870
Ally Financial, Inc.	4,345	132,783
Total Financial		3,049,026
Consumer, Cyclical - 16.2%
Lululemon Athletica, Inc.*	758	175,606
LKQ Corp.*	4,764	170,075
Delta Air Lines, Inc.	2,905	169,884
Alaska Air Group, Inc.	2,501	169,443
Allison Transmission Holdings, Inc.	3,484	168,347
Burlington Stores, Inc.*	737	168,058
Hilton Worldwide Holdings, Inc.	1,450	160,819
TJX Companies, Inc.	2,514	153,505
CarMax, Inc.*	1,706	149,565
Williams-Sonoma, Inc.	2,010	147,614
Live Nation Entertainment, Inc.*	2,050	146,513
Copart, Inc.*	1,538	139,866
Aptiv plc	1,378	130,869
Costco Wholesale Corp.	403	118,450
Lennar Corp. — Class A	1,997	111,413
Darden Restaurants, Inc.	1,015	110,645
Tractor Supply Co.	1,157	108,110
Total Consumer, Cyclical		2,498,782
Technology - 12.7%
Microsoft Corp.	1,215	191,605
Qorvo, Inc.*	1,433	166,558
Skyworks Solutions, Inc.	1,373	165,968
salesforce.com, Inc.*	1,020	165,893
MSCI, Inc. — Class A	637	164,461
Cadence Design Systems, Inc.*	2,355	163,343
Dell Technologies, Inc. — Class C*	2,915	149,802
Teradyne, Inc.	2,184	148,927
Intuit, Inc.	550	144,061
VMware, Inc. — Class A*	883	134,031
Activision Blizzard, Inc.	2,164	128,585
Broadcom, Inc.	387	122,300
Analog Devices, Inc.	947	112,541
Total Technology		1,958,075
Communications - 10.7%
Alphabet, Inc. — Class C*	141	188,520
Facebook, Inc. — Class A*	863	177,131
CDW Corp.	1,229	175,550
Walt Disney Co.	1,114	161,118
IAC/InterActiveCorp*	637	158,683
VeriSign, Inc.*	733	141,235
Charter Communications, Inc. — Class A*	276	133,882
GoDaddy, Inc. — Class A*	1,936	131,493
AT&T, Inc.	3,339	130,488
Cisco Systems, Inc.	2,709	129,924
Comcast Corp. — Class A	2,824	126,995
Total Communications		1,655,019
Industrial - 9.4%
TransDigm Group, Inc.	331	185,360
HEICO Corp.	1,500	171,225
Jabil, Inc.	4,132	170,776
Martin Marietta Materials, Inc.	598	167,225
Keysight Technologies, Inc.*	1,584	162,566
Carlisle Companies, Inc.	964	156,014
Lockheed Martin Corp.	399	155,362
Fortune Brands Home & Security, Inc.	2,274	148,583
FLIR Systems, Inc.	2,592	134,965
Total Industrial		1,452,076
Energy - 3.8%
Baker Hughes Co.	5,956	152,652
ConocoPhillips	2,307	150,024
EOG Resources, Inc.	1,787	149,679
ONEOK, Inc.	1,816	137,417
Total Energy		589,772
Utilities - 3.1%
AES Corp.	7,282	144,912
NRG Energy, Inc.	2,842	112,969

RBP® Large-Cap Market Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 98.7% (continued)
Utilities - 3.1% (continued)
National Fuel Gas Co.	2,405	$111,929
Edison International	1,469	110,777
Total Utilities		480,587
Basic Materials - 1.2%
Sherwin-Williams Co.	314	183,232
Total Common Stocks
(Cost $12,163,505)		15,248,970

EXCHANGE-TRADED FUNDS† - 0.6%
SPDR S&P 500 ETF Trust	285	91,730
Total Exchange-Traded Funds
(Cost $91,513)		91,730
Total Investments - 99.3%
(Cost $12,255,018)		$15,340,700
Other Assets & Liabilities, net - 0.7%		106,066
Total Net Assets - 100.0%		$15,446,766

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$15,248,970	$—	$—	$15,248,970
Exchange-Traded Funds	91,730	—	—	91,730
Total Assets	$15,340,700	$—	$—	$15,340,700

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 97.7%
Financial - 23.7%
JPMorgan Chase & Co.	379	$52,832
Bank of America Corp.	1,351	47,582
Citigroup, Inc.	574	45,857
Zions Bancorp North America	878	45,586
Globe Life, Inc.	426	44,837
Huntington Bancshares, Inc.	2,871	43,295
U.S. Bancorp	716	42,452
KeyCorp	2,062	41,735
Fifth Third Bancorp	1,350	41,499
Douglas Emmett, Inc. REIT	932	40,915
Citizens Financial Group, Inc.	978	39,716
Progressive Corp.	547	39,597
Synchrony Financial	1,083	38,999
Duke Realty Corp. REIT	1,123	38,934
Regions Financial Corp.	2,222	38,129
Discover Financial Services	449	38,084
Realty Income Corp. REIT	514	37,846
People's United Financial, Inc.	2,102	35,524
Ally Financial, Inc.	1,111	33,952
Fidelity National Financial, Inc.	695	31,518
Charles Schwab Corp.	662	31,485
Chubb Ltd.	198	30,821
Total Financial		881,195
Consumer, Non-cyclical - 22.3%
AbbVie, Inc.	497	44,004
Philip Morris International, Inc.	499	42,460
Eli Lilly & Co.	323	42,452
Medtronic plc	359	40,728
Booz Allen Hamilton Holding Corp.	572	40,687
Bristol-Myers Squibb Co.	622	39,926
Merck & Company, Inc.	434	39,472
Abbott Laboratories	452	39,261
Altria Group, Inc.	703	35,087
Amgen, Inc.	143	34,473
Johnson & Johnson	234	34,134
Procter & Gamble Co.	272	33,973
Herbalife Nutrition Ltd.*	697	33,226
Mondelez International, Inc. — Class A	602	33,158
CVS Health Corp.	435	32,316
Sysco Corp.	366	31,307
Coca-Cola Co.	555	30,719
Conagra Brands, Inc.	874	29,926
Mylan N.V.*	1,464	29,427
Kimberly-Clark Corp.	209	28,748
Colgate-Palmolive Co.	417	28,706
General Mills, Inc.	523	28,012
Allergan plc	141	26,955
McCormick & Company, Inc.	156	26,478
Total Consumer, Non-cyclical		825,635
Industrial - 11.5%
United Technologies Corp.	295	44,179
Keysight Technologies, Inc.*	417	42,797
United Parcel Service, Inc. — Class B	354	41,439
Agilent Technologies, Inc.	465	39,669
Eaton Corporation plc	406	38,456
Sealed Air Corp.	962	38,316
Emerson Electric Co.	491	37,444
Caterpillar, Inc.	253	37,363
Jacobs Engineering Group, Inc.	408	36,651
Waste Management, Inc.	307	34,986
FLIR Systems, Inc.	662	34,470
Total Industrial		425,770
Consumer, Cyclical - 11.0%
Delta Air Lines, Inc.	776	45,381
Allison Transmission Holdings, Inc.	908	43,875
VF Corp.	428	42,655
Target Corp.	296	37,950
Williams-Sonoma, Inc.	514	37,748
PACCAR, Inc.	474	37,493
Walmart, Inc.	300	35,652
Aramark	813	35,284
Aptiv plc	352	33,429
Yum! Brands, Inc.	307	30,924
Darden Restaurants, Inc.	259	28,234
Total Consumer, Cyclical		408,625
Energy - 8.5%
ConocoPhillips	590	38,368
EOG Resources, Inc.	457	38,278
Marathon Petroleum Corp.	614	36,994
Phillips 66	329	36,654
Kinder Morgan, Inc.	1,668	35,312
ONEOK, Inc.	439	33,219
Chevron Corp.	271	32,658
Targa Resources Corp.	788	32,174
Exxon Mobil Corp.	453	31,610
Total Energy		315,267
Technology - 7.0%
Advanced Micro Devices, Inc.*	1,044	47,878
Leidos Holdings, Inc.	420	41,114
Teradyne, Inc.	595	40,573
KLA Corp.	218	38,841
International Business Machines Corp.	238	31,901
Analog Devices, Inc.	248	29,472
Applied Materials, Inc.	469	28,628
Total Technology		258,407
Communications - 6.5%
AT&T, Inc.	881	34,429
Motorola Solutions, Inc.	211	34,001
Comcast Corp. — Class A	751	33,773
Verizon Communications, Inc.	513	31,498
ViacomCBS, Inc. — Class B	700	29,379
Cisco Systems, Inc.	595	28,536
Omnicom Group, Inc.	323	26,169
CenturyLink, Inc.	1,771	23,395
Total Communications		241,180
Utilities - 5.1%
DTE Energy Co.	271	35,195
Aqua America, Inc.	726	34,079
Xcel Energy, Inc.	506	32,126
Pinnacle West Capital Corp.	353	31,745
Entergy Corp.	245	29,351
Duke Energy Corp.	316	28,822
Total Utilities		191,318

RBP® Large-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)	December 31, 2019

	Shares	Value
COMMON STOCKS† - 97.7% (continued)
Basic Materials - 2.1%
FMC Corp.	402	$40,128
CF Industries Holdings, Inc.	779	37,189
Total Basic Materials		77,317
Total Common Stocks
(Cost $3,135,610)		3,624,714

EXCHANGE-TRADED FUNDS† - 0.9%
iShares S&P 500 Value ETF	248	32,263
Total Exchange-Traded Funds
(Cost $32,013)		32,263
Total Investments - 98.6%
(Cost $3,167,623)		$3,656,977
Other Assets & Liabilities, net - 1.4%		51,689
Total Net Assets - 100.0%		$3,708,666

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.

plc — Public Limited Company

REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at December 31, 2019 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$3,624,714	$—	$—	$3,624,714
Exchange-Traded Funds	32,263	—	—	32,263
Total Assets	$3,656,977	$—	$—	$3,656,977

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization

Transparent Value Trust (the "Trust"), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 ("1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund (each, a "Fund"). The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

This report covers the following funds (collectively, the “Funds”):

Fund Name	Investment Company Type
Directional Allocation Fund	Diversified
RBP® Dividend Fund	Diversified
RBP® Large-Cap Defensive Fund	Diversified
RBP® Large-Cap Market Fund	Diversified
RBP® Large-Cap Value Fund	Diversified

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.

Valuations of the Funds’ securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

Open-end investment companies are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds are valued at the last quoted sale price.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Partners Investment Management, LLC, subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 2 – Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-thannot” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At December 31, 2019, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation
Directional Allocation Fund	$538,104,646	$38,937,313	$(3,366,496)	$35,570,817
RBP® Dividend Fund	21,368,787	2,747,043	(100,972)	2,646,071
RBP® Large-Cap Defensive Fund	13,275,900	2,272,444	(85,663)	2,186,781
RBP® Large-Cap Market Fund	12,268,584	3,152,898	(80,782)	3,072,116
RBP® Large-Cap Value Fund	3,171,795	504,102	(18,920)	485,182

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.